Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income taxes
Schedule of income tax expense

	For the year ended
	December 31,
	2021	2020	2019
Current tax expense:
Current year	(1,935,291)	(873,925)	(923,760)
Reversal of provision for uncertain income tax positions	221,700	92,012	110,708
Recognition of provision for uncertain income tax positions	(31,332)	(4,044)	(447,034)
Total current tax expense	(1,744,923)	(785,957)	(1,260,086)
Deferred tax reversal:
Origination and reversal of temporary differences	370,089	100,185	168,630
Reversal of deferred tax on unremitted earnings	—	—	447,034
Total deferred tax reversal	370,089	100,185	615,664
Total income tax expense	(1,374,834)	(685,772)	(644,422)

Schedule of income tax payable

	December 31,	December 31,
	2021	2020
Current income tax payable	202,112	55,921
Provision for uncertain income tax positions (Notes 13(a), 8(b))	155,443	345,812
Total income tax payable	357,555	401,733

Summary of reconciliation of effective tax rate

	For the year ended December 31,
	2021	2020	2019
Profit before income tax	6,867,605	2,571,597	2,225,448
Income tax at 20% tax rate	(1,373,521)	(514,319)	(445,090)
Effect of tax rates in foreign jurisdictions	2,920	3,878	(23,408)
Withholding tax on intra-group dividends	(14,643)	(15,771)	(77,516)
Reversal/(recognition) of provision for uncertain income tax positions	221,700	92,012	137,952
Non-taxable gain on remeasurement of previously held interest in equity accounted investees	44,662	—	—
Unrecognized deferred tax asset	(101,829)	(134,495)	(113,047)
Non-deductible interest expense	—	—	(18,421)
Non-deductible expenses related to LTIPs	(56,662)	(52,465)	(35,485)
Effect of tax exemption in subsidiary	(43,008)	—	—
Other net non-deductible expense	(54,453)	(64,612)	(69,407)
Total income tax expense	(1,374,834)	(685,772)	(644,422)

Schedule of deferred tax assets and liabilities

	December 31,	December 31,
	2021	2020*
Deferred tax assets:
Contract liabilities	329,221	140,143
Unused vacation accruals	21,942	11,567
Employee benefits	37,799	30,502
Trade and other payables	15,210	6,408
Right-of-use assets and lease liabilities	5,251	5,452
Intangible assets	4,244	7,883
Property and equipment	2,149	—
Tax benefit from LTIPs - income	46,586	—
Tax benefit from LTIPs - equity	12,445	—
Deferred tax assets netting	(22,957)	(25,627)
Total deferred tax assets	451,890	176,328

Deferred tax liabilities:
Property and equipment	—	(4,478)
Intangible assets	(572)	(4,918)
Intangible assets identified on acquisitions	(515,369)	(610,436)
Loans and borrowings	(11,383)	(16,947)
Deferred tax liabilities netting	22,957	25,627
Total deferred tax liabilities	(504,367)	(611,152)
Net deferred tax liability	(52,477)	(434,824)
*	Certain amounts shown here do not correspond to the consolidated financial statements for the year ended December 31, 2020 and reflect adjustments made, refer to Note 8(b).

Summary of movement in deferred tax balances

				Effect of
	January 1,	Recognized in	Recognized in	movement in	December 31,
	2021	profit or loss	equity	exchange rates	2021
Property and equipment	(4,478)	6,629	—	(2)	2,149
Intangible assets	(607,471)	95,799	—	(25)	(511,697)
Unused vacation accruals	11,567	10,411	—	(36)	21,942
Employee benefits	30,502	7,321	—	(24)	37,799
Contract liabilities	140,143	189,179	—	(101)	329,221
Trade and other payables	6,408	8,798	—	4	15,210
Loans and borrowings	(16,947)	5,564	—	—	(11,383)
Right-of-use assets and lease liabilities	5,452	(198)	—	(3)	5,251
Tax benefit from LTIPs - income	—	46,586	—	—	46,586
Tax benefit from LTIPs - equity	—	—	12,445	—	12,445
Net deferred tax liability	(434,824)	370,089	12,445	(187)	(52,477)

			Acquired in	Effect of
	January 1,	Recognized in	business	movement in	December 31,
	2020	profit or loss	combination*	exchange rates	2020*
Property and equipment	(9,696)	5,473	(260)	5	(4,478)
Intangible assets	(522,280)	87,695	(172,907)	21	(607,471)
Unused vacation accruals	8,614	2,870	24	59	11,567
Employee benefits	13,323	16,438	731	10	30,502
Contract liabilities	135,203	4,809	—	131	140,143
Trade and other payables	7,728	(1,464)	41	103	6,408
Loans and borrowings	—	(16,947)	—	—	(16,947)
Right-of-use assets and lease liabilities	4,139	1,311	—	2	5,452
Net deferred tax liability	(362,969)	100,185	(172,371)	331	(434,824)

* Certain amounts shown here do not correspond to the consolidated financial statements for the year ended December 31, 2020 and reflect adjustments made, refer to Note 8(b).